Investments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 168,040	$ 136,285	$ 153,424
Other non-current assets	313	246
Total assets	222,337	181,645
Current liabilities	36,051	31,460
Non-current liabilities	110,395	90,835
Shareholders' equity	75,891	59,350	78,975	$ 69,836
Non-controlling interest	326	244
Total liabilities and equity	222,337	181,645
Sales revenues	89,195	91,416	102,409
Net income for the year	19,720	7,605	$ 24,995
Countries Of Domicile [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	4,882	6,102
Non-current assets	3,580	3,365
Property, plant and equipment	6,961	6,594
Other non-current assets	1,302	1,267
Total assets	16,725	17,328
Current liabilities	4,110	4,554
Non-current liabilities	12,400	12,641
Shareholders' equity	150	43
Non-controlling interest	65	90
Total liabilities and equity	16,725	17,328
Sales revenues	9,840	14,430
Net income for the year	$ 29	$ (2,119)
Countries Of Domicile [Member] | Total for all associates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Total for all associates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	38.80%	38.80%
Countries Of Domicile [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 268	$ 345
Non-current assets	267	242
Property, plant and equipment	495	418
Other non-current assets	15	29
Total assets	1,045	1,034
Current liabilities	268	284
Non-current liabilities	538	498
Shareholders' equity	233	246
Non-controlling interest	6	6
Total liabilities and equity	1,045	1,034
Sales revenues	798	786
Net income for the year	$ (35)	$ (25)
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Total for all joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Total for all joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	50.00%	50.00%
M P Gulf Of Mexico L L C [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 488	$ 400
Non-current assets		6
Property, plant and equipment	1,750	1,808
Other non-current assets	1
Total assets	2,239	2,214
Current liabilities	346	315
Non-current liabilities	381	425
Shareholders' equity	1,221	1,176
Non-controlling interest	291	298
Total liabilities and equity	2,239	2,214
Sales revenues	692	1,124
Net income for the year	276	481
Other Companies Abroad [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	224	271
Non-current assets	36	22
Property, plant and equipment	397	305
Total assets	657	598
Current liabilities	133	99
Non-current liabilities	87	19
Shareholders' equity	437	480
Total liabilities and equity	657	598
Sales revenues	203	149
Net income for the year	$ 107	$ 208
Other Companies Abroad [Member] | Total for all joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	34.00%	34.00%
Other Companies Abroad [Member] | Total for all joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	45.00%	45.00%